Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Rent expense	$ 459,288	$ 438,173
Future minimum payments under operating leases
2014	226,313
2015	232,688
2016	239,064
2017	356,622
Total minimum lease payments	1,054,687
Office and laboratory space
Commitments and Contingencies
Termination payment if the Company opts to terminate the lease	131,902
Future minimum payments under operating leases
Deferred rent	$ 347,033
Vivarium space
Commitments and Contingencies
Notice period	90 days